Consolidated Balance Sheets (Parenthetical) - $ / shares	3 Months Ended	12 Months Ended
	Dec. 31, 2025	Sep. 30, 2025	Sep. 30, 2024
Subsequent Event [Line Items]
Common stock, shares issued	15,483,392	9,825,704	248,912
Common stock, shares outstanding	15,483,392	9,825,704	248,912
Number of authorized shares not disclosed	true	true	true
Reverse stock split		1-for-20 reverse stock split